Angel Oak Mortgage Trust 2025-4 ABS 15G

Exhibit 99.42

Loan ID (Purchasing Lender)	Loan Number (Selling Lender)	Loan Status	Final Overall Event Level	Final Credit Event Level	Final Compliance Event Level	Final Property Event Level	Credit Exceptions	Compliance Exceptions	Property Exceptions	Compensating Factors	Immaterial/Waived	Lender Commentary	Cleared Exceptions	Exceptions
2025040368	XXX	XXX	3	3	1	1	XXX Guideline Exception(s) - 1. XXX Classic Guide XXX Section 12.10.02 (p. 89) state maximum NSFs are XXX in past XXX . provided there were XXX occurrences in the most recent XXX months. Bank statements show XXX NSFs in the past XXX months and XXX NSFs in the past XXX months (p, 294, p. 314) 2. Bank Statements end XXX and loan closed XXX, unable to locate XXX most recent bank statements (XXX and XXX)

XXX Asset Documentation is Insufficient - Unable to locate sourcing for large deposit of $XXX (p. 326). This is an unusual deposit for the business and per guidelines must be documented.

XXX Missing Verification of Rental - Missing Verification of Rental payment history

Low LTV/CLTV/HCLTV - Purchase transaction for "A" Borrower with XXX FICO at XXX% LTV. XXX Guide XXX (p. 12) allows up to XXX% LTV for borrowers with XXX+ FICO scores.; Verified credit history - Borrower's origination credit report in file (pg. 202) reflects an established credit history since XXX. History reports no late payments made based on the months reviewed for every account in the borrower's history. Subject to review of XXX.;	XXX APN Number is not listed on Security Instrument - Unable to locate APN on DOT (p. 747) or Exhibit A (p. 757), Client Comment: XXX - No assignee liability.	Post Closing Credit Report dated XXX in file.	XXX Missing Affiliated Business Disclosure - XXX not in file. XXX Disclosure not in file. Unable to confirm if affiliates were used on the transaction. Coding unknown fees to affiliate results in state and XXX high cost finding. Need XXX to finalize compliance testing. - XXX: Received email from lender confirming they have no affiliates. XXX not required.

XXX Guideline Exception(s) - 1. XXX Guide XXX Section 12.10.02 (p. 89) state maximum NSFs are XXX in past XXX. provided there were XXX occurrences in the most recent XXX months. Bank statements show XXX NSFs in the past XXX months and XXX NSFs in the past XXX months (p, 294, p. 314) 2. Bank Statements end XXX and loan closed XXX, unable to locate XXX most recent bank statements (XXX and XXX)

XXX Asset Documentation is Insufficient - Unable to locate sourcing for large deposit of $XXX (p. 326). This is an unusual deposit for the business and per guidelines must be documented.

														XXX Missing Verification of Rental - Missing Verification of Rental payment history
2025040365	XXX	XXX	3	1	3	1	XXX Error - Incorrect Note form used on transaction. The loan has a final CD p123 that reflects a product of XXX yr XXX, however the origination note in loan file shows XXX Fixed p177. Interest Only not disclosed on Note and XXX of XXX payments does not pay off principal of loan. Payment is disclosed as fixed. Need updated Note to reflect fully amortized payment, post interest-only period, for qualifying ratios.

Verified reserves - XXX Guidelines XXX 10.5.1-10.5.2- p59- requires XXX for additional prop, XXX for grade XXX+, XXX for over XXX million, XXX for LTV over XXX =XXX. Borrower has XXX months verified reserves post close which does exceed the required amount.; Verified credit history - XXX Guidelines XXX-6.9 p32- requires minimum fico XXX. Borrower has qualifying fico of XXX.;	XXX Calculated Amortized Term does not match Term of Note - Note is for XXX fixed rate loan with payments equivalent to XXX XXX loan as disclosed on Closing Disclosures and Amortization schedule. - XXX - Received a copy of a corrected Note to support the terms on the final XXX and Amortization schedule.
*Exception Cleared.

														XXX Error - Incorrect Note form used on transaction. The loan has a final CD p123 that reflects a product of XXX yr XXX, however the origination note in loan file shows XXX YR Fixed p177. Interest Only not disclosed on Note and XXX of XXX payments does not pay off principal of loan. Payment is disclosed as fixed. Need updated Note to reflect fully amortized payment, post interest-only period, for qualifying ratios.
2025040366	XXX	XXX	3	3	1	1	XXX Income Documentation is Insufficient - Missing copy of leases or Schedule XXX for XXX to document rental income for XXX XXX and XXX. Subject to reverification of qualifying DTI.

XXX Back-end Ratio exception (DTI) - Lender calculated DTI XXX%. Review calculated DTI is XXX%. Discrepancy due to multiple issues. Review bank statement income is $XXX compared to lender calculation of $XXX. Appears lender used XXX% of qualifying deposits without taking fixed XXX% expense factor as required per guidelines on XXX bank statements. Additionally, higher net rent loss calculated on subject of $XXX compared to 1008 of $XXX. Also, higher rental loss calculated on additional properties. Unable to determine rental loss discrepancies as 1008 does not match 1003 and 1003 REO information is incomplete and does not include mortgage liabilities in expenses.

XXX Missing proof of PITI payment on non-subject property - Missing proof of tax payment for XXX XXX and missing proof of insurance and taxes for primary XXX XXX. Subject to recalculation of qualifying DTI.

XXX Missing Schedule of XXX Owned - Final 1003 does not have complete or correct XXX information on section 3. Mortgage liabilities are not disclosed and correct tax/insurance information not disclosed. 1003 does not support 1008 on net rental loss figures on subject or additional XXX.

XXX Missing Employment doc (XXX) - Per guidelines, section 12.1.5, the existence of self-employed businesses must be validated within XXX days on Note date. CPA letter in file p968 is dated XXX which is >XXX from Note date of XXX.

Conservative use of credit - Borrower revolving credit utilization is XXX%. pg. 329;	XXX Income Documentation is Insufficient - Missing copy of leases or Schedule XXX for XXX to document rental income for XXX XXX and XXX. Subject to reverification of qualifying DTI.

XXX Back-end Ratio exception (DTI) - Lender calculated DTI XXX%. Review calculated DTI is XXX%. Discrepancy due to multiple issues. Review bank statement income is $XXX compared to lender calculation of $XXX. Appears lender used XXX% of qualifying deposits without taking fixed XXX% expense factor as required per guidelines on XXX bank statements. Additionally, higher net rent loss calculated on subject of $XXX compared to 1008 of $XXX. Also, higher rental loss calculated on additional properties. Unable to determine rental loss discrepancies as 1008 does not match 1003 and 1003 XXX information is incomplete and does not include mortgage liabilities in expenses.

XXX Missing proof of PITI payment on non-subject property - Missing proof of tax payment for XXX XXX XXX and missing proof of insurance and taxes for primary XXX. Subject to recalculation of qualifying DTI.

XXX Missing Schedule of XXX Owned - Final 1003 does not have complete or correct XXX information on section 3. Mortgage liabilities are not disclosed and correct tax/insurance information not disclosed. 1003 does not support 1008 on net rental loss figures on subject or additional XXX.

														XXX Missing Employment doc (XXX) - Per guidelines, section XXX, the existence of self-employed businesses must be validated within XXX days on Note date. CPA letter in file p968 is dated XXX which is >XXX from Note date of XXX.
2025040367	XXX	XXX	3	1	3	1		XXX All XXX holders did not execute the Mortgage/DOT - Deed present p172 indicates a third party, XXX, that is not on Mortgage.		Verified reserves - XXX Guide XXX-XXX-XXX p58/59- XXX reserves for additional financed prop, XXX for Grade XXX and XXX for invest which is XXX reserves to verify at $XXX. Borrower has XXX verified post close reserves which exceed the guideline requirement.; Verified credit history - XXX Guide XXX- XXX p62- minimum fico requirement is XXX- borrower has a fico score of XXX.;				DEED XXX All title holders did not execute the Mortgage/DOT - Deed present p172 indicates a third party, XXX, that is not on Mortgage.
2025040475	XXX	XXX	1	1	1	1	Verified housing payment history - XXX combined months of satisfactory mortgage history paid XXX per credit report. ; Verified employment history - Borrowers have been self-employed for XXX years. ;	XXX Guideline Exception(s) - *** UPDATED EXCEPTION ***
Updated guideline states the borrower must contribute XXX% of the purchase price from their own funds when gift funds are utilized. Proof of borrower XXX% investment remains outstanding. XXX deposit receipt $XXX from borrower (p. 522) occurred after the bank statement verification dates and does not support XXX% investment requirement of $XXX. The Earnest money of $XXX was part of gift funds.

*** UPDATED EXCEPTION ***
Guidelines state that gift funds may not be used for reserves.  Borrower liquid assets remaining are not sufficient to cover XXX months reserve requirement per guidelines (XXX. for subject plus XXX months PITIA for each additional XXX, thus XXX additional months). Guidelines require a minimum borrower XXX% investment from own funds with use of gift funds. Gifts wired to closing. Earnest money was part of gift.  XXX deposit by borrowers (p. 522) occurred after verification of assets (bank statements).
*** ORIGINAL EXCEPTION ***
Gift funds were used in subject transaction totaling $XXX. Subject transaction is the purchase of a XXX. Guidelines state that gift funds are allowed on Primary Purchase only. No evidence of lender acknowledged exception.  - XXX - Recd dry funding XXX XXX trailing doc. Minimum contribution met with XXX Commission $XXX + Cash to Close $XXX pg XXX. NOTE: Bank statement balance is sufficient to cover wire used to satisfy cash to close, thus no other documentation required.

XXX Missing Underwriter Loan Approval - Loan approval not in file. Only 1008 provided. - XXX Lender loan approval sheet received.

XXX Non-Arms Length Transaction - ***UPDATED EXCEPTION XXX: Transaction is considered arm's length, as defined by agency and guideline XXX. Per guidelines section XXX the transaction is non-arm’s length, personal relationship exists between buyer and loan originator. Missing investor acknowledgment of the non-arm's length transaction, as defined by guidelines XXX.

*** UPDATED EXCEPTION ***
Appraiser comments that loan is an Arms Length transaction. Subject is a non-arms length. Appraisal correction necessary. No evidence of lender acknowledged exception provided.
*** UPDATED EXCEPTION ***
Subject borrower has the same last name as the Originator (final App p. 822). Evidence of a letter in file states borrower and Originator XXX are XXX (p.96). Guidelines (p. 9/77) state under Eligible Non-Arm's length that a licensed XXX that is not the borrower or a relative must have taken the 1003 Application. Appraiser comments that loan is an Arms Length transaction. Subject is a non-arms length. Appraisal correction necessary. No evidence of lender acknowledged exception provided.
***ORIGINAL EXCEPTION***
XXX  purchase is not an allowable non-arm's length transaction under XXX guidelines. Borrower is the XXX Associate (p. 294) and received a $XXX commission credit at closing (p. 796). Guidelines state Borrowers cannot provide services on the transaction. Guidelines allow non-arms length for primary residence only (g/lines p.15/41). Subject is a XXX. Subject borrower also has same last name as the Originator (final App p. 822). Evidence of a letter in file states borrower and Originator Loan Officer are XXX (p.96). Appraiser comments that loan is an Arms Length transaction, guidelines require the Appraiser to be aware of non-arms length. No evidence of lender acknowledged exception.  - XXX - Exception re-reviewed. Lender response posted XXX is sufficient to satisfy the exception. Lender guidelines state that the list of eligible non-arms lengths situations is not a complete list and that the underwriters must use prudent decision making when approving loans with similar circumstances. Lender stated that the since the circumstance was not on the eligible list they deferred to agency. Circumstance is not considered non-arms length by agency. XXX Exception Cleared;

2025040474	XXX	XXX	2	2	1	1	Verified employment history - The borrower has been with their current employer since XXX.; Established credit history - Open, active credit dates back to XXX with no reported default. ; Verified reserves - XXX months reserves or $XXX required, between cash out proceeds and XXX the borrower has XXX months or $XXX.;	XXX Missing Verification of Rental - Per the final 1003 the borrower is living at XXX, LOE p186 states this will be for the XXX future. Printout p221 reflects this as an XXX property borrower rented for XXX month, but does not reflect the cost. No verification of the rental amount reflected on the final XXX $XXX (p2) or that this will be a long term rental at this amount going forward, as XXX rates can fluctuate based on the market. , Client Comment: XXX- Investor acknowledged exception. Investor accepts the XXX-month rental confirmation to document the current housing expense and qualify the borrower.

XXX Guideline Exception(s) - Rental income was used by the lender on the subject property, which is vacant per the appraisal (p32).  Guidelines allow market rent to be used on a vacant property refinance by exception only, and only with explanation.  XXX from borrower states the reason for not renting was for renovation (p209), however the appraisal reflects no recent updates.  No approved exception to use rental income.  Also unable to determine the source of the rental income used, $XXX.  Market rent per the appraisal is $XXX, XXX% is $XXX.  Using this figure the negative net rental is -$XXX not -$XXX as reflected on the final 1003 (p4).  Reviewer is not using rental income as there is no exception, no evidence of recent renovation, and occupancy is questionable (see XXX), Client Comment: XXX Investor Acknowledged Exception.

XXX Missing XXX XXX and/or Separation Agreement - Borrower is divorced and no divorce XXX is available in the file., Client Comment: Investor Acknowledged Exception p187

XXX Missing XXX Proof of Premium - XXX has not been paid in full. Correspondence from the insurer reflects a balance of $XXX(p389). No payment for XXX on the final CD (p164), Client Comment: Investor acknowledged exception.	XXX Questionable Occupancy - Subject property was a primary residence until XXX months ago, and borrower has been living in short term rentals since. Per XXX this was due to renovating the subject to prepare for rental. Motivation for converting the subject from a primary residence to an investment property unclear. Appraisal reflects a vacant unfurnished property, and per final 1003 the borrower is living in a furnished XXX for the forseeable future - motivation for this unclear. 1003 reflects Mailing address as XXX XXX, no explanation for this property but it was the current residence per the initial 1003. LOE with XXX year residence history does not address this property. Motivation for subject occupancy not established, missing evidence of long term rental at XXX property and evidence of rental amount, missing evidence the subject property is listed for rent. - XXX - Exception is cleared with the attached borrower signed XXX, borrower is downsizing after the XXX of XXX and intends to continue residing in short-term rentals. Refer to XXX short term rental receipt.

XXX Tax Returns/Transcripts are Insufficient - The XXX XXX transcript does not match the XXX, which is unaddressed.  XXX (p287) reflects box 1 wages $XXX, transcript (p292) reflects $XXX. - XXX - Difference is due to XXX Box XXX.

XXX Missing Business Purpose Attestation - Per the Approval p523, the subject is an investment property.  No business purpose XXX or occupancy certificate/affidavit in the file.  No explanation for what the cash out proceeds will be used for.   - Exception re-reviewed and cleared. Business purpose attestation selection was changed to business purpose and initialed by borrower.

XXX Back-end Ratio exception (DTI) - Review DTI is XXX%.  Approved DTI is XXX%.  The reasons for the variance are the following:
-Rental income on the subject not used, see XXX
-Employment Income used $XXX, see XXX
-Property tax variance is negligible but also affects DTI, lender used taxes from the tax certificate with no adjustment though there is a homestead exemption.  Without the tax exemption taxes are calculated by the reviewer as $XXX annual, $XXX monthly.  Lender used $XXX. - XXX - Recd investor acknowledged exception to use market rent on XXX. Review DTI XXX% < XXX% max allowed.

XXX Income Calculation Discrepancy - Wage income used is not supported by the documentation in the file.  XXX income $XXX does not support the income used by the lender $XXX.  Reviewer used XXX income.
 - XXX - Exception is cleared with the borrower's loe presented XXX. Refer to remaining XXX exception.

2025040470	XXX	XXX	1	1	1	1	Verified credit history - FICO XXX, minimum required XXX.; Verified reserves - Reserves required $XXX, reserves documented $XXX,XXX;	Missing Required Property Inspection - Missing XXX inspection report. Subject is in XXX which was a declared XXX area as of XXX - XXX - Recd post XXX inspection report confirming no damage sustained from XXX.

XXX Income Documentation is Insufficient - Missing XXX months bank statements for XXX, Inc to support income of XXX used to qualify.  Calculator reflects statements covering XXX were utilized (p 397).  Final DTI is pending. - XXX Bank statements received.

2025040473	XXX	XXX	2	2	1	1	Verified reserves - XXX months reserves or $XXX required, XXX months or $XXX verified.; Verified credit history - FICO XXX, minimum required XXX.;	XXX Missing Mortgage History - Missing mortgage payment history for the subject and the primary residence as required per guideline. The mortgage reported on credit is for XXX XXX which was awarded to the XXXper the XXX XXX p335. Subject mortgage being paid off, XXX **XXX ([XXX) does not appear on the credit report and there is no supplement/verification of mortgage. Primary mortgage XXX (p358) does not appear on the credit report and there is no supplement/verification of mortgage., Client Comment: XXX- Investor Acknowledged Exception

XXX Missing Sufficient Evidence of Insurance - The XXX is missing Ordinance A coverage., Client Comment: Investor Acknowledged Exception	XXX Discrepancy between 1003 and documentation stated and/or verified in file - 1. Final 1003 p6 does not indicate the borrower's citizenship. Per the initial 1003 they are a XXX Citizen (p238) but this selection was removed on the final 1003.;

2.Final 1003 reflects no current address  Per the XXX schedule XXX XXX is the XXX(p8), but this is not reflected on page 1 and 1003 is missing how long the borrower has been at their current address.  Per the XXX report they appear to have purchased in XXX. - XXX - Exception is cleared with the attached updated 1003. No changes to citizenship and current address from the signed initial 1003, thus borrower signature required.

XXX Income Documentation is Insufficient - Subject property is used as a short term rental that the borrower has owned since XXX.  Missing XXX month rental record to document the history of rental income received, as required per the guideline for DSCR. Refinance transactions require this unless there is less than a XXX month rental history, however that is not supported for the subject property.  DSCR calc p450 reflects the XXX month average is $XXX, however no documentation in the file to support this figure. - XXX - Presentment XXX re-reviewed. Exception is cleared with XXX months short term rental record; qualifying income is more conservative than using XXX or prior year average.

2025040468	XXX	XXX	1	1	1	1				Verified employment history - The borrower has been with their current employer for XXX years.; Established credit history - Open active credit dates back to XXX with no reported default.;			XXX Fraud report alerts have not been addressed - Missing XXX search for XXX used to clear the fraud alert for the closer p823. - XXX - Exception is cleared with the attached XXX search.
2025040469	XXX	XXX	1	1	1	1	Low LTV/CLTV/HCLTV - LTV XXX%, up to XXX% allowable; Verified reserves - No reserves required, borrower has $XXX or XXX months available.; Verified credit history - FICO XXX, minimum required XXX;	XXX XXX Documentation is Insufficient - UPDATED EXCEPTION XXX Upon Receipt of XXX: XXX indicates > XXX months Priority of Common Expense Assessments.

ORIGINAL EXCEPTION: No XXX questionnaire in the file.  Project approval p262, Project warranty form p263 - XXX - XXX Commitment Schedule XXX references XXX Statute XXX, which was enacted prior to XXX.

XXX

(b)1. The liability of a XXX mortgagee or its successor or assignees who acquire title to a unit by foreclosure or by deed in lieu of foreclosure for the unpaid assessments that became due before the mortgagee’s acquisition of title is limited to the lesser of:
a. The unit’s unpaid common expenses and regular periodic assessments which accrued or came due during the XXX months immediately preceding the acquisition of title and for which payment in full has not been received by the association; or
b. XXX percent of the original mortgage debt. The provisions of this paragraph apply only if the first mortgagee joined the association as a defendant in the foreclosure action. Joinder of the association is not required if, on the date the complaint is filed, the association was dissolved or did not maintain an office or agent for service of process at a location which was known to or reasonably discoverable by the mortgagee.

Per XXX, if the XXX is located in a XXX that enacted a law on or before XXX XXX, that provides that regular common expense assessments will have priority over XXX mortgage lien for a maximum amount greater than XXX months, then the maximum number of months of regular common expense assessments permitted under the applicable jurisdiction’s law as of XXX, may have priority over XXX mortgage lien, provided that if the applicable XXX law as of that date referenced an exception for XXX requirements, then no more than XXX months of regular common expense assessments may have priority over XXX mortgage lien.

XXX Property Inspection Date is prior to XXX declaration begin date - Subject property is located in a XXX : XXX, as of XXX. Missing XXX inspection. - XXX XXX completed XXX received.  No visible damage per report.

XXX Missing Schedule of XXX Owned - Guidelines state schedule of XXX owned must be completed on the loan application, including properties held in XXX.
Commercial Loan stmt p56 - no property on the 1003 associated with this lien
XXX p57 - in the name of an XXX, property not listed on the 1003
XXX reflected on XXX p180/190, not reflected on 1003
XXX reflected on XXX p180/189, not reflected on 1003 - XXX- Exception is cleared with the attached borrower signed updated 1003.

XXX Missing Loan Approval Date - Missing the lender approval, only the unsigned 1008 is in the file (p12) - XXX - Exception is cleared with the attached underwriting decision.

XXX Missing Initial 1003 Application - Missing Initial 1003 Application, only the final 1003 is in the file.  Used application date from XXX report p153. - XXX - Exception is cleared with the attached copy of the initial 1003.

2025040471	XXX	XXX	1	1	1	1				Verified housing payment history - XXX combined months of mortgage payment history paid XXX per credit report. ; Low DTI - XXX% DTI is below XXX% maximum per guidelines.; Verified reserves - Borrowers have XXX months reserves.;
2025040472	XXX	XXX	1	1	1	1	Verified housing payment history - XXX combined months of mortgage payment history paid XXX per credit report. ; Verified credit history - Representative credit score of XXX when guidelines require a minimum of XXX. ; Verified reserves - XXX months reserves remain after closing when guidelines require XXX months. These reserves do not include a XXX verified in file (p. 162/164);	XXX Property Inspection Date is prior to disaster declaration begin date - Satisfactory property Inspection required due to XXX declared disaster on XXX noted as XXX (XXX). Appraisal date is XXX which is prior to the noted XXX incident period of XXX to XXX. - XXX Cleared, TPR Error. XXX is not located in an XXX XXX area.

2025040467	XXX	XXX	1	1	1	1	Verified employment history - The borrower has been with their current employer since XXX.; Verified reserves - Reserves required $XXX, reserves documented $XXX.;	XXX Fraud report alerts have not been addressed - The following participants do not appear in the participant search on the XXX report (p819, 834)
-Appraiser XXX (only XXX company was submitted)
-XXX Attorney

 - XXX - Exception is cleared with the attached updated fraud report.

2025040465	XXX	XXX	2	2	1	1	Verified housing payment history - Credit report confirms XXX months satisfactory mortgage rating.; Verified reserves - XXX+ months verified PITIA reserves > XXX months required.; Verified credit history - Middle credit scores XXX/XXX with no history of delinquency reported. Minimum credit score required XXX.; Low LTV/CLTV/HCLTV - XXX% LTV < XXX% Max Allowed.;	XXX Income Calculation Discrepancy - XXX% Review DTI / XXX% Approved DTI, variance > XXX%. Difference is due to qualifying income calculated using XXX + Prior Year. Review used XXX since income trend has declined., Client Comment: XXX Non-Material (XXX% Max)	XXX Missing Initial Disclosure(s) - Application date is indicated to be XXX. Missing initial disclosure package issued XXX. Earliest disclosure provided dated XXX were issued when XXX was added to the loan. - XXX - Exception is cleared with the attached initial disclosure package.

XXX Fraud report alerts have not been addressed - High fraud risk finding for appraisal company is on the lender's exclusionary list not addressed (pg 677). - XXX - Exception is cleared with the attached updated fraud report; Risk Score XXX/Pass, all high fraud findings addressed.

XXX Initial 1003 Application is Incomplete - Missing borrower and XXX executed initial 1003. Review used application date of XXX, as per disclosure tracking. Initial disclosures are dated XXX.  - XXX - Exception is cleared with the attached copy of XXX signed initial 1003.

XXX Initial Loan Estimate Sent Date > XXX Business Days from Application Date (XXX) - Missing initial XXX issued XXX, as per XXX disclosure date (pg 442). The Initial Disclosure Date (XXX) is more than XXX business days from the Application Date (XXX). XXX business days from the Application Date is (XXX).. Under Regulation Z, a Loan Estimate must be delivered or placed in the mail not later than the XXX business day after receiving a consumer's application.(12 CFR 1026.19(e)(1)(iii)) - The Initial Disclosure Date (XXX) is more than XXX business days from the Application Date (XXX). XXX business days from the Application Date is (XXX). Under Regulation Z, a Loan Estimate must be delivered or placed in the mail not later than the XXX business day after receiving a consumer's application.(12 CFR 1026.19(e)(1)(iii)) - XXX- Exception is cleared with the attached copy of the initial XXX.

XXX Incomplete Change of Circumstance - XXX in forms in file only provide the re-disclosure date and reason, not the change date. - XXX - Recd lender attestation confirming the re-disclosure date on the change in circumstance form is one and the same as the date the circumstances changed.

XXX Missing Employment doc (XXX) - Missing investor acknowledgement for missing XXX letter confirming: expense factor, percentage of ownership, and XXX years self-employment.  Per lender email in file, XXX, receipts, and deposits can be used in lieu of CPA letter since borrower does not use a CPA (pg 275).

 - XXX - Exception rereviewed and cleared. Lender defers to agency, agency requirement met. Per agency, The lender must verify the existence of the borrower's business within XXX calendar days prior to the note date from a third party, such as a CPA, regulatory agency, or the applicable licensing XXX, if possible; or by verifying a phone listing and address for the borrower's business using a XXX , the internet, or directory assistance. The lender must document the source of the information obtained and the name and title of the lender's employee who obtained the information.

Guideline allows use of XXX% expense factor in lieu of CPA letter.

XXX Tax Returns/Transcripts are Insufficient - 1) XXX Wage Transcript reflects no record of return (pg 267-2268), however borrowers are married and B1 XXX transcripts are available.

XXX (pg 264)
XXX (pg 265)

2) XXX discrepancy also noted for B2: $XXX includes through XXX (pg 263) vs $XXX through XXX (pg 261); One statement reflects no activity XXX/XXX and the other reflects $XXX in XXX and $XXX in XXX.

3) XXX wage transcript does not reflect any XXX income, however, business was indicated to have started in XXX.

Discrepancies to be satisfactorily addressed. - XXX - Exception re-reviewed. XXX statement in file is for other XXX shop, XXX, thus income excluded for review. Most recent XXX years XXX transcripts match to the XXX in file. XXX months self-employment income documented satisfies guideline requirements.

XXX XXX - Schedule B Exception - Missing XXX  producing contract, Scheduled B #XXX. Also missing evidence of ownership of XXX panels; third-party owned, XXX property of the homeowner, or a fixture to the XXX. Common ownership or XXX  include:
borrower-XXX,
leasing agreements,
separately financed XXX panels (where the panels serve as collateral for debt distinct from any existing mortgage); or
power purchase agreement - XXX- Recd XXX  agreement.

XXX XXX  - Schedule A Exception - Missing title supplement or XXX with coverage of $XXX. Supplement reflects a proposed loan amount of $XXX (pg 127). - XXX - Recd supplemental report from title providing a proposed loan amount of $XXX.

2025040463	XXX	XXX	1	1	1	1	Verified credit history - XXX Credit score exceeds minimum XXX per guidelines.; Disposable Income - Borrowers have verified disposable income of $XXX.;	XXX Discrepancy between 1003 and documentation stated and/or verified in file - Missing verification of monthly XXX dues for XXX XXX. XXX statement on page 370 reflects monthly amount $XXX monthly for a XXX Special Assessment but does not list the regular assessment. XXX search of the property reflects this XXX is currently listed and pending as of XXX with $XXX monthly XXX fee. Review used $XXX for DTI calculation. - XXX - Exception is cleared with the attached XXX statements.

XXX Missing Evidence of Re-disclosure and a valid XXX for an increase in the "Cannot Increase Category" fee(s) from the prior disclosed Loan Estimate/Closing Disclosure - Missing XXX for increased title insurance, added Notary, Recording service CD issued XXX on page XXX. - The amounts disclosed on the last Closing Disclosure for the following fee(s) have increased above the amount disclosed on the Loan Estimate sent on XXX: Lender's XXX, Notary Fee, Recording Service Fee. Each fee within the Cannot Increase category cannot increase unless a new disclosure is provided and there is a valid changed circumstance associated with the re-disclosure, or the creditor provides an additional credit for the increase in Closing Costs above the legal limit. (12 CFR 1026.19(e)(3); 12 CFR 1026.19(e)(4); 12 CFR 1026.19(f)(2)(v)). - XXX - XXX set in error, borrower shopped/chosen.

2025040459	XXX	XXX	1	1	1	1	Verified housing payment history - B1 credit report confirms XXX and XXX months satisfactory mortgage rating on primary residence XXX and XXX liens. B2 credit report confirms XXX and XXX months satisfactory mortgage rating on primary and other XXX.; Verified credit history - Middle credit scores XXX/XXX > XXX Minimum Required.;	XXX Missing Loan Approval Date - Missing loan approval/underwriting decision. Only 1008 provided in file. - XXX - Exception is cleared with the attached approval notice.

XXX Fraud report alerts have not been addressed - Not all required participants were input: XXX - XXX- "Per the Underwriter - XXX is not a community property state, XXX should not be needed." -- Fraud report states if the participant is not required, clear alert.

XXX Error - Typed business name, XXX, Inc, under B1 Managing Member signature is inaccurate. Actual business name is XXX, LLC. - XXX - Recd XXX of Destroyed Note, letter of explanation, executed corrected Note.
-- Recd response from investor XXX, The Seller uploaded a corrected Note, Destroyed Note XXX and an XXX to borrower to the Clean Room XXX to cure the XXX Error condition. We are good with the documentation provided for the corrected Note.

2025040460	XXX	XXX	2	1	2	1	Low LTV/CLTV/HCLTV - XXX% LTV < XXX% Max Allowed.; Verified credit history - XXX/XXX Credit Scores > XXX Minimum Required.; Low DTI - XXX% DTI < XXX% Max Allowed.;	XXX Missing evidence of the Seller Closing Disclosure - Missing Seller CD., Client Comment: XXX Non-Material	XXX Missing Third Party Appraisal Review - Missing desktop valuation or desk review to support the original appraisal value of $XXX. XXX Score > XXX. - XXX- Exception is cleared with the attached XXX.

XXX Missing Underwriter Loan Approval - Missing loan approval/underwriting decision.  - XXX - Exception is cleared with the attached underwriting decision.

2025040462	XXX	XXX	1	1	1	1	Verified reserves - XXX months of PITI reserves required. XXX months of verified PITI reserves. ; Low LTV/CLTV/HCLTV - LTV of XXX%, maximum of XXX% allowed per guidelines. ; Verified credit history - XXX/XXX qualifying credit scores, minimum required of XXX. No material derogatory credit. ;	XXX Asset Documentation is Insufficient - Missing CPA letter that use of business assets will not have an adverse affect on the business. - XXX- Recd additional bank statement with cash flow analysis covering XXX months, as required per guidelines.

XXX Income Documentation is Insufficient - Missing bank statement income calculation worksheet completed by lender.  - XXX- Recd business bank statement calculator. Borrower was qualified using the lesser income stated on the initial 1003.

XXX Last Loan Estimate Sent Method Not In Person and No Received Date - Missing the disclosure tracking details for the XXX issued XXX page 696. Timing requirements not met with XXX Rule applied. - A revised Loan Estimate was provided on (XXX) XXX (XXX). Under Regulation Z, a consumer must receive a revised Loan Estimate not later than XXX business days prior to consummation date of (XXX). Since the revised Loan Estimate was not provided in person, a consumer is considered to have received it on (XXX), which is XXX business days after it was delivered or placed in the mail. As a result, the revised Loan Estimate is not deemed to have been received at least XXX business days before consummation, which is (XXX). (12 CFR 1026.19(e)(4)(ii)) - A revised Loan Estimate was provided on (XXX) XXX (XXX). Under Regulation Z, a consumer must receive a revised Loan Estimate not later than XXX business days prior to consummation date of  (XXX). Since the revised Loan Estimate was not provided in person, a consumer is considered to have received it on (XXX), which is XXX business days after it was delivered or placed in the mail. As a result, the revised Loan Estimate is not deemed to have been received at least XXX business days before consummation, which is (XXX). (12 CFR 1026.19(e)(4)(ii)) - XXX - Exception is cleared with the attached disclosure tracking.

2025040466	XXX	XXX	1	1	1	1	Low LTV/CLTV/HCLTV - LTV of XXX% based on non-arms length purchase at reduced sales price of $XXX and gift of equity. LTV based on appraisal value of $XXX is XXX%. ; None - No other significant compensating factors. ;	XXX Missing Loan Approval Date - Lender Conditions Sheet (pg 783-792) do not reflect Loan Status as Approved with final approval date. All reflect an approval expiration date of XXX. Loan closed on XXX. Missing final approval with approval date and approval expiration date which covers closing date. - XXX - Exception is cleared with the attached conditions sheet.

2025040458	XXX	XXX	2	2	1	1	Low LTV/CLTV/HCLTV - LTV of XXX%, maximum of XXX% allowed per guidelines. ; Verified credit history - XXX qualifying credit scores, minimum required of XXX. No derogatory credit. ;	XXX Missing Verification of Rental - Rent free letter from borrowers XXX (pg 69). Borrower does not meet guidelines for use of rent free letter due to no active mortgage history. 1008 (pg 12) states there is an exception for living rent free, however no approved exception provided in file. , Client Comment: Investor Acknowledged Exception	XXX Underwriting Loan Approval is Deficient - 1008 (pg 12) states approved as DSCR Ratio XXX XXX UW worksheet (pg 82) states approved as XXX. Based on DSCR of XXX% the loan qualifies for XXX. Missing lender loan approval with correct XXX. - XXX - Recd underwriting decision and DSCR calc, eligible for DSCR XXX.

XXX Missing Loan Approval Date - Missing lender approval with approval date. 1008 in file (pg 12) is undated.  - XXX - Recd underwriting decision and DSCR calc.

2025040464	XXX	XXX	2	1	2	1	Low LTV/CLTV/HCLTV - XXX% LTV is below XXX% maximum per guidelines.; Verified credit history - XXX Credit score exceeds minimum XXX required per guidelines.;	XXX XXX or CD is Deficient - NEW XXX - Recd revised appraisal report confirming borrower is obligated to pay annual XXX dues of $XXX (XXX). CD does not disclose any XXX property costs., Client Comment: XXX - Finding is downgraded to XXX with the attached XXX and cover letter. XXX XXX Rule to be applied. Non-escrowed property costs are out of scope, XXX is overstated at $XXX with XXX months disclosed over year XXX.	XXX Missing evidence of XXX Dues - No XXX payment listed on 1008 or CD. Appraisal does not list subject property in a XXX, however a XXX is included in file. - XXX - Recd revised appraisal report reflecting XXX property with annual XXX dues of $XXX.

XXX Initial CD Received Date is < XXX business days prior to Consummation Date - Initial CD issued XXX on page 119 is less than XXX business days from final CD issued XXX on page 52. -- The Initial Closing Disclosure Received Date of (XXX) is not XXX business days before the consummation date of (XXX). XXX business days before the consummation date is (XXX). Under Regulation Z, a consumer must receive the Initial Closing Disclosure reflecting the actual terms of the transaction no later than XXX business days before consummation. (12 CFR 1026.19(f)(1)(ii)(A)); 1026.19(f)(1)(iii)) - The Initial Closing Disclosure Received Date of (XXX) is not XXX business days before the consummation date of (XXX). XXX business days before the consummation date is (XXX). Under Regulation Z, a consumer must receive the Initial Closing Disclosure reflecting the actual terms of the transaction no later than XXX business days before consummation. (12 CFR 1026.19(f)(1)(ii)(A)); 1026.19(f)(1)(iii)) - XXX- Recd initial CD.

2025040455	XXX	XXX	1	1	1	1	Verified reserves - XXX months of verified reserves when guidelines required XXX months.; Verified employment history - B1 has been self employed for XXX years as owner of XXX per XXX and CPA letter. B2 has been self employed for XXX years as owner of XXX as verified per XXX and CPA letter.;	XXX Missing Evidence of Verified Property Tax and / or Homeowners Insurance Information - Missing proof of PITI and XXX on property recently purchased located at XXX, XXX, XXX. Missing proof of taxes on property located at XXX, XXX. - XXX - Recd CD for recently acquired XXX and tax cert for other non-subject XXX.

2025040454	XXX	XXX	1	1	1	1				Verified reserves - XXX months of verified reserves when guidelines required XXX months.; Verified employment history - Borrower has been employed with XXX as an XXX Partner for XXX years as verified per The Work Number.; Verified credit history - XXX fico w/a minimum requirement of XXX.;